Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Business Segment Information [Abstract]
Amounts Of Consolidated Revenue, Expense, Tax And Assets
(Dollars in thousands)		2014	2013	2012
Consolidated	Net interest income	$627,718	$637,374	$688,667
	Provision for loan losses	27,000	55,000	78,000
	Noninterest income	550,044	584,577	671,329
	Noninterest expense	841,211	1,158,601	1,383,701
	Income/(loss) before income taxes	309,551	8,350	(101,705)
	Provision/(benefit) for income taxes	78,501	(32,169)	(85,262)
	Income/(loss) from continuing operations	231,050	40,519	(16,443)
	Income/(loss) from discontinued operations, net of tax	-	548	148
	Net income/(loss)	$231,050	$41,067	$(16,295)
	Average assets	$23,998,985	$24,409,656	$25,053,304
	Depreciation and amortization	$56,896	$71,616	$117,972
	Expenditures for long-lived assets	38,880	41,463	21,862

(Dollars in thousands)		2014	2013	2012
Regional Banking	Net interest income	$602,066	$591,308	$605,460
	Provision/(provision credit) for loan losses	29,187	18,460	(898)
	Noninterest income	254,697	247,718	253,422
	Noninterest expense	540,846	531,808	572,905
	Income/(loss) before income taxes	286,730	288,758	286,875
	Provision/(benefit) for income taxes	102,027	103,970	104,171
	Net income/(loss)	$184,703	$184,788	$182,704
	Average assets	$13,275,428	$12,877,329	$12,658,617
	Depreciation and amortization	$38,271	$46,864	$73,720
	Expenditures for long-lived assets	30,833	34,764	17,617

Capital Markets	Net interest income	$12,697	$16,177	$20,746
	Noninterest income	202,723	268,435	334,990
	Noninterest expense	146,828	232,415	262,971
	Income/(loss) before income taxes	68,592	52,197	92,765
	Provision/(benefit) for income taxes	25,751	19,619	35,054
	Net income/(loss)	$42,841	$32,578	$57,711
	Average assets	$2,068,967	$2,255,281	$2,296,549
	Depreciation and amortization	$6,133	$8,666	$20,904
	Expenditures for long-lived assets	1,295	3,987	1,851

Corporate	Net interest income/(expense)	$(54,126)	$(46,127)	$(35,908)
	Noninterest income	26,967	26,055	27,007
	Noninterest expense	70,453	75,263	99,438
	Income/(loss) before income taxes	(97,612)	(95,335)	(108,339)
	Provision/(benefit) for income taxes	(69,341)	(64,463)	(80,880)
	Net income/(loss)	$(28,271)	$(30,872)	$(27,459)
	Average assets	$5,591,239	$5,192,411	$5,223,014
	Depreciation and amortization	$10,796	$13,754	$19,072
	Expenditures for long-lived assets	6,218	1,050	2,327

Non-Strategic	Net interest income	$67,081	$76,016	$98,369
	Provision for loan losses	(2,187)	36,540	78,898
	Noninterest income	65,657	42,369	55,910
	Noninterest expense	83,084	319,115	448,387
	Income/(loss) before income taxes	51,841	(237,270)	(373,006)
	Provision/(benefit) for income taxes	20,064	(91,295)	(143,607)
	Income/(loss) from continuing operations	31,777	(145,975)	(229,399)
	Income/(loss) from discontinued operations, net of tax	-	548	148
	Net income/(loss)	$31,777	$(145,427)	$(229,251)
	Average assets	$3,063,351	$4,084,635	$4,875,124
	Depreciation and amortization	$1,696	$2,332	$4,276
	Expenditures for long-lived assets	534	1,662	67

Certain previously reported amounts have been reclassified to agree with current presentation